Summary of Quarterly Financial Data (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Summary of Quarterly Financial Data (unaudited) [Abstract]
Net sales	$ 214,682	$ 373,919	$ 275,289	$ 349,809	$ 322,216	$ 323,366	$ 234,763	$ 276,412	$ 1,213,699	$ 1,156,757	$ 960,171
Gross profit	120,743	233,636	170,539	215,833	194,486	198,584	142,397	171,383	740,751	706,850	601,755
Operating income (loss)	(30,657)	45,399	16,629	43,725	27,887	35,346	12,711	25,802	75,096	101,746	90,688
Net income (loss)	$ (21,172)	$ 31,854	$ 11,038	$ 28,799	$ 18,947	$ 23,554	$ 8,481	$ 16,992	$ 50,519	$ 67,974	$ 60,081
Net income (loss) per share – diluted	$ (0.42)	$ 0.62	$ 0.21	$ 0.54	$ 0.35	$ 0.44	$ 0.16	$ 0.31	$ 0.97	$ 1.25	$ 1.08